Description of Organization and Business Operations - Additional Information (Details)				3 Months Ended		12 Months Ended
	Mar. 20, 2020 USD ($) $ / shares shares	Mar. 10, 2020 USD ($) $ / shares shares	Mar. 10, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) Subsidiary $ / shares	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Mar. 05, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)
Description Of Organization And Business Operations [Line Items]
Incorporation date				Dec. 19, 2018
Sale of units, price per unit | $ / shares							$ 10.00
Gross proceeds of stock issued						$ 61,880,386
Gross proceeds of warrants						1,285,000
Net proceeds of sale of units							$ 60,000,000
Offering costs	$ 3,757,284					397,212
Underwriting fees				$ 1,062,753		1,062,753
Deferred underwriting fees				2,297,319		2,297,319
Other offering costs				$ 397,212		$ 397,212
Redemption price per share | $ / shares				$ 10.00		$ 10.00
Net tangible asset upon consummation of business combination				$ 5,000,001		$ 5,000,001
Combination period				Mar. 10, 2022		Mar. 10, 2022
Percentage of outstanding public shares redeemed				100.00%		100.00%
Actual per share redemption price | $ / shares				$ 10.00		$ 10.00
Cash available for working capital purposes				$ 562,783		$ 684,708		$ 25,000
Maximum
Description Of Organization And Business Operations [Line Items]
Percentage of public shares restricted from redemption				20.00%		20.00%
Minimum
Description Of Organization And Business Operations [Line Items]
Percentage of fair market value in Trust Account				80.00%		80.00%
Percentage of ownership held in voting securities				50.00%		50.00%
Initial Public Offering
Description Of Organization And Business Operations [Line Items]
Effective date				Mar. 05, 2020
Stock issued | shares		6,000,000	6,000,000
Sale of units, price per unit | $ / shares		$ 10.00	$ 10.00
Gross proceeds of stock issued		$ 60,000,000	$ 60,000,000
Offering costs					$ 3,757,284	$ 3,757,284
Private Placement
Description Of Organization And Business Operations [Line Items]
Sale of warrants | shares		2,570,000	2,570,000
Sale price of warrant | $ / shares		$ 0.50	$ 0.50
Gross proceeds of warrants		$ 1,285,000	$ 1,285,000
Over-allotment Option
Description Of Organization And Business Operations [Line Items]
Stock issued | shares	563,767
Sale of units, price per unit | $ / shares	$ 10.00
Gross proceeds from sale of units	$ 5,637,670
Net proceeds from sale of units	5,637,670
Aggregate proceeds held in Trust Account	$ 65,637,670
LifeSci Acquisition Merger Sub Inc
Description Of Organization And Business Operations [Line Items]
Incorporation date				Sep. 14, 2020
Number of wholly owned subsidiary | Subsidiary				1